Rule 497(e)

File Nos. 333-177070 and 811-05961

FIRST GREAT-WEST SMART TRACKSM VARIABLE ANNUITY

SUPPLEMENT dated January 30, 2012

to the Prospectus dated December 30, 2011

for Variable Annuity-2 Series Account

of First Great-West Life & Annuity Insurance Company

Effective immediately, all references in the Prospectus to “PIMCO VIT Low Duration Portfolio – Institutional Class” are deleted in their entirety and replaced with “PIMCO VIT Low Duration Portfolio – Advisor Class”.

This Supplement must be accompanied by, or read in

conjunction with, the current Prospectus, dated December 30, 2011.

Please keep this Supplement for future reference.